Accounts Receivable - Aging Analysis of Accounts Receivable (Net of Impairment of Accounts Receivable) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 56,659	¥ 52,325
Within 1 year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	55,446	51,641
Between 1 and 2 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	816	374
Between 2 and 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	194	209
Over 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 203	¥ 101